MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled “Principal Investment Strategies” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world’s developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

2.	The fifth paragraph under the section entitled “Securities, Techniques and Risks – Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks – Foreign Investments” beginning on page 60 of the Prospectus is hereby deleted in its entirety and replaced with:

The Multi-Manager International Equity Fund may invest more than 25% of its net assets in the securities of issuers located in a single foreign country having securities markets that are highly developed, liquid and subject to extensive regulation. Such countries may include, but are not limited to Japan, the United Kingdom, France, Germany and Switzerland. The Fund may invest up to 40% of its net assets in emerging markets.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT 08/11

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

Supplement dated August 10, 2011 to Statement of Additional Information dated July 31, 2011

1.	The fifth paragraph under the section “INVESTMENT OBJECTIVES AND STRATEGIES” on page 3 of the SAI with respect to the Multi-Manager International Equity Fund is deleted and replaced with the following:

Multi-Manager International Equity Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world’s developed capital markets. The Fund also may invest up to 40% of its net assets in issuers domiciled in emerging markets.